RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Schedule of Restatement on Each Financial Statement) (Details) - USD ($)	Mar. 31, 2021	Feb. 16, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Total liabilities	$ 40,830,990		$ 145,778
Class A ordinary shares subject to possible redemption (A)	208,995,955		0
Additional paid-in capital	6,884,518		24,367
Accumulated deficit	$ (1,885,581)		$ (5,000)
Previously Reported
Condensed Financial Statements, Captions [Line Items]
Warrants liability		$ 0
Total liabilities		9,361,700
Class A ordinary shares subject to possible redemption (A)		240,641,840
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 6,325,000 shares issued and outstanding		124
Additional paid-in capital		5,004,253
Accumulated deficit		$ (5,000)
Ordinary redemption		24,064,184
Revision of Prior Period, Adjustment
Condensed Financial Statements, Captions [Line Items]
Warrants liability		$ 30,065,074
Total liabilities		30,065,074
Class A ordinary shares subject to possible redemption (A)		(30,065,074)
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 6,325,000 shares issued and outstanding		300
Additional paid-in capital		299,470
Accumulated deficit		$ (299,770)
Ordinary redemption		(3,006,507)
As Restated
Condensed Financial Statements, Captions [Line Items]
Warrants liability		$ 30,065,074
Total liabilities		39,426,774
Class A ordinary shares subject to possible redemption (A)		210,576,766
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 6,325,000 shares issued and outstanding		424
Additional paid-in capital		5,303,723
Accumulated deficit		$ (304,770)
Ordinary redemption		21,057,677